Goodwill and Intangible assets - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment for the year		$ 0
Forecast plan period		2 years	2 years
Extrapolated forecast period		5 years	5 years
Growth rate beyond initial cash flow projections		3.50%	3.50%
Discount rate		11.20%	12.50%
Goodwill | KCO
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill disposal	$ 20